Capital risk management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 67,876,541	₩ 61,034,627
Cash and cash equivalents	1,810,129	1,358,345	₩ 2,369,739	₩ 3,051,353
Net borrowings and debt securities	66,066,412	59,676,282
Total shareholders' equity	₩ 68,889,649	₩ 71,092,762	₩ 72,964,641	₩ 73,050,545
Debt to equity ratio	95.90%	83.94%